CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' DEFICIT (Unaudited) (USD $)	Common Stock Issued and Outstanding	Common Stock Committed to be issued	Capital in Excess of Par Value	Deficit	Noncontrolling Interests in Omagine LLC	Total
Balances at Dec. 31, 2011	$ 12,854	$ 365	$ 20,621,545	$ (22,077,873)	$ 45,416	$ (1,397,693)
Balances (in shares) at Dec. 31, 2011	12,853,701	365,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Common Stock committed for stock options exercised by officers	150	(150)
Issuance of Common Stock committed for stock options exercised by officers (in shares)	150,000	(150,000)
Issuance of Restricted Common Stock committed for stock grants to foreign consultants	215	(215)
Issuance of Restricted Common Stock committed for stock grants to foreign consultants (in shares)	215,000	(215,000)
Stock Grant to Consultant for services rendered	2		3,248			3,250
Stock Grant to Consultant for services rendered (in shares)	1,994					1,994
Stock Option Expense			880,538			880,538
Issuance of Common Stock under New Standby Equity Distribution Agreement (New SEDA)	68		89,932			90,000
Issuance of Common Stock under New Standby Equity Distribution Agreement (New SEDA) (in shares)	68,480
Stock Grant to a stockholder relations agent for fees	15		14,985			15,000
Stock Grant to a stockholder relations agent for fees (in shares)	15,000
Issuance of Common Stock for Rights Offering		1,014	1,266,526			1,267,540
Issuance of Common Stock for Rights Offering (in shares)		1,014,032
Issuance of Common Stock committed for Rights Offering	1,014	(1,014)
Issuance of Common Stock committed for Rights Offering (in shares)	1,014,032	(1,014,032)
Contribution of Common Stock to 401K Plan	51		76,199			76,250
Contribution of Common Stock to 401K Plan (in shares)	50,834
Adjustments for noncontrolling interests in Omagine LLC					(20,639)	(20,639)
Net loss attributable to Omagine, Inc.				(1,423,858)		(1,423,858)
Balances at Jun. 30, 2012	$ 14,369		$ 22,952,973	$ (23,501,731)	$ 24,777	$ (509,612)
Balances (in shares) at Jun. 30, 2012	14,369,041